Cover	Apr. 25, 2022
Cover [Abstract]
City Area Code	312
Local Phone Number	496-1200
Document Type	8-K
Entity File Number	0-25837
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2681268
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HSII
Security Exchange Name	NASDAQ
Entity Registrant Name	HEIDRICK & STRUGGLES INTERNATIONAL, INC.
Written Communications	false
Soliciting Material	false
Entity Address, Postal Zip Code	60606-6303
Entity Central Index Key	0001066605
Document Period End Date	Apr. 25, 2022
Entity Address, Address Line One	233 South Wacker Drive
Amendment Flag	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Address Line Two	Suite 4900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL